Basis of presentation for the consolidated financial statements (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Adjustments Through IFRS	$ 2,301
Deferred Taxes	$ 1,680